Note 11 - Investment in Joint Venture and Other Investment	6 Months Ended
Jun. 30, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]

11. Investment in joint venture and Other Investment

As of June 30, 2015, the Company has invested in Euromar LLC, its joint venture with companies managed by Eton Park Capital Management, L.P. ("Eton Park") and Rhône Capital III L.P. ("Rhône”) an aggregated $25.00 million, which represents its entire capital commitment. The Company accounts for its investment in the Joint Venture using the equity method of accounting. The Company’s share of the results of operations of the Joint Venture is included in the “Unaudited condensed consolidated statements of operations” as “Equity loss in joint venture”. The Company’s investment in the Joint Venture is recorded in the “Unaudited condensed consolidated balance sheets” at its book value which was $18,674,094 as of December 31, 2014 and $17,718,554 as of June 30, 2015.

On October 15, 2013, Euroseas entered into a Contribution Agreement with Paros Ltd., All Seas Investors I Ltd., All Seas Investors II Ltd. and All Seas Investors III LP (companies managed by Eton Park and Rhône), to deposit an amount of $5,000,000 ( the “Escrowed Funds”)into an escrow account controlled by Paros Ltd., All Seas Investors I Ltd., All Seas Investors II Ltd. and All Seas Investors III LP which can distribute part or all of the funds to Euromar LLC within two years. Upon distribution of the Escrowed Funds, Euromar LLC will issue for the account of the Company (or a subsidiary thereof) units representing a preferred membership interest in Euromar LLC (each, a “Preferred Unit”) in respect of the Escrowed Funds based on the following ratio: one Preferred Unit in exchange for each $1,000 of the Escrowed Cash, or 5,000 Preferred Units in total (assuming $5 million of Escrowed Cash). The Company is entitled to a “payment-in-kind” dividend at a rate of 19% per year compounded annually from the date of issuance. After five years, any undistributed Escrowed Funds are returned to the Company but Preferred Units are issued by Euromar LLC for any accrued dividends at the time. Euroseas recorded an accrued dividend income of $987,604 for the year ended December 31, 2014 and $565,250 for period ended June 30, 2015. This amount is recorded in the “Unaudited condensed consolidated statements of operations” as “Other Investment Income” under “Other Income / (expenses)”.

In USD	Other Investment
Balance, December 31, 2014	6,183,800
Total gain for period included in Investment income	565,250
Balance, June 30,2015	6,749,050